Note 21 - Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Note 21 - Deferred tax assets and liabilities

21Deferred tax assets and liabilities

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilitiesduring the year is as follows:

Deferred tax liabilities

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	669,830	27,508	104,346	801,684
Translation differences	(64)	15	600	551
Charged to other comprehensive income	-	-	1,719	1,719
Income statement (credit) / charge	(94,099)	16,009	7,877	(70,213)
At December 31, 2022	575,667	43,532	114,542	733,741

	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	702,415	15,255	125,793	843,463
Translation differences	(461)	-	(2,059)	(2,520)
Decrease due to sale of subsidiaries (*)	(637)	-	-	(637)
Charged to other comprehensive income	-	-	4,061	4,061
Income statement (credit) / charge	(31,487)	12,253	(23,449)	(42,683)
At December 31, 2021	669,830	27,508	104,346	801,684

Deferred tax assets

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)
Translation differences	(345)	114	747	(245)	271
Charged to other comprehensive income	-	-	-	954	954
Income statement charge / (credit)	(389)	(95,229)	174,427	18,934	97,743
At December 31, 2022	(25,817)	(180,152)	(310,589)	(156,984)	(673,542)

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)
Translation differences	506	606	80	1,195	2,387
Decrease due to sale of subsidiaries (*)	-	93	-	11	104
Charged to other comprehensive income	-	-	-	2,587	2,587
Income statement charge / (credit)	(4,381)	201	(5,694)	26,538	16,664
At December 31, 2021	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)

(*)Related to Geneva sale. See note 6 to these Consolidated Financial Statements.

Deferred tax assets related to taxable losses of Tenaris subsidiaries are recognized to the extent it is considered probable that future taxable profits will be available, against which such losses can be utilized in the foreseeable future. This amount includes $300 million related to U.S. subsidiaries mainly due to the recognition of accelerated fiscal depreciations, as well as the amounts related to the acquisition of IPSCO in 2020.The remaining balance mainly corresponds to Tenaris’s Saudi Arabian subsidiaries. These subsidiaries have incurred in fiscal losses in the pastone or two years. Tenaris has concluded that these deferred tax assets will be recoverable based on the business plans and budgets.

Approximately 100% of the recognized tax losses have an expiration date in more than 5 years or do not expire.

As of December 31, 2022, the net unrecognized deferred tax assets amounted to $120.4 million. Unrecognized tax creditswith expiration dates in less than 1 year, between 2 and 5 years and more than 5 years or without expiration date are approximately 8%, 4% and 88% respectively.

The estimated recovery analysis of deferred tax assets and settlement of deferred tax liabilities, which takes into consideration management assumptions and estimates, is as follows:

	Year ended December 31,
	2022	2021
Deferred tax assets to be recovered after 12 months	(171,717)	(611,552)
Deferred tax liabilities to be settled after 12 months	688,124	782,128

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	Year ended December 31,
	2022	2021
Deferred tax assets	(208,870)	(245,547)
Deferred tax liabilities	269,069	274,721
	60,199	29,174

The movement in the net deferred income tax liability account is as follows:

	Year ended December 31,
	2022	2021
At the beginning of the year	29,174	49,211
Translation differences	822	(133)
Decrease due to sale of subsidiaries	-	(533)
Charged to other comprehensive income	2,673	6,648
Income statement charge / (credit)	27,530	(26,019)
At the end of the year	60,199	29,174